Lease commitments (Future Minimum Lease Payments Under Finance And Operating Leases Together with Present Value of Net Minimum Lease Payments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Schedule of Future Minimum Lease Payments for Finance Leases [Abstract]
2021	¥ 6,378
2022	4,320
2023	3,124
2024	2,842
2025	2,525
Thereafter	17,629
Total minimum lease payments	36,818
Less - Amount representing interest	(7,881)
Present value of net minimum lease payments	28,937
Current liability	5,460
Noncurrent liability	23,477
Total minimum lease present value	28,937
Schedule of Future Minimum Lease Payments for Operating Leases [Abstract]
2021	41,618	¥ 16,078
2022	33,648	13,396
2023	26,890	11,862
2024	22,640	10,219
2025	20,437	8,034
Thereafter	165,454	32,598
Total minimum lease payments	310,687	¥ 92,187
Less - Amount representing interest	(29,732)
Present value of net minimum lease payments	280,955
Current liability	39,136
Noncurrent liability	241,819
Total minimum lease present value	¥ 280,955